Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	Avino Silver & Gold Mines Ltd.
Entity Central Index Key	0000316888
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding	162,308,988
Document Annual Report	true
Entity File Number	001-35254
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address Address Line 3	Vancouver
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V6C 3P1
City Area Code	604
Icfr Auditor Attestation Flag	true
Local Phone Number	682-3701
Security 12b Title	Common Shares, without Par Value
Trading Symbol	ASM
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Firm Id	1208
Auditor Location	Vancouver, British Columbia V6C 3P1, Canada
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	1015 15th Street, N.W.
Entity Address Address Line 2	Suite 1000
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	National Registered Agents, Inc.